Equity (Details) - Schedule of accumulated other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (8,771)	$ (8,846)	$ (7,716)
Other comprehensive loss before reclassifications	(3,742)	1,065	(490)
Amounts reclassified from accumulated other comprehensive loss	(305)	(990)	(639)
Other comprehensive income (loss)	(4,047)	75	(1,130)
Balance	(12,818)	(8,771)	(8,846)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	1,572	(1,673)	(10)
Other comprehensive loss before reclassifications	(1,566)	3,668	(1,024)
Amounts reclassified from accumulated other comprehensive loss	(305)	(423)	(639)
Other comprehensive income (loss)	(1,871)	3,245	(1,663)
Balance	(299)	1,572	(1,673)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10,343)	(7,173)	(7,706)
Other comprehensive loss before reclassifications	(2,176)	(2,603)	533
Amounts reclassified from accumulated other comprehensive loss		(567)
Other comprehensive income (loss)	(2,176)	(3,170)	533
Balance	$ (12,519)	$ (10,343)	$ (7,173)